Prospectus Supplement

August 31, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 31, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2021

Global Infrastructure Portfolio
Global Real Estate Portfolio
Real Assets Portfolio
U.S. Real Estate Portfolio

Shares of the Real Assets Portfolio, now known as the Multi-Asset Real Return Portfolio, are no longer offered under this Prospectus. Accordingly, all references to the Real Assets Portfolio and related disclosures in the Prospectus are removed. For more information on the Multi-Asset Real Return Portfolio, please refer to the prospectus for Multi-Asset Real Return Portfolio dated August 31, 2021, as may be supplemented from time to time. To obtain the Multi-Asset Real Return Portfolio's current prospectus, please contact your financial intermediary, call 1-800-548-7786 or visit www.morganstanley.com/im.

Please retain this supplement for future reference.

  IFIMARPROSPT 8/21

Statement of Additional Information Supplement

August 31, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 31, 2021 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2021

Real Assets Portfolio

Shares of the Real Assets Portfolio, now known as the Multi-Asset Real Return Portfolio, are no longer available under this Statement of Additional Information. Accordingly, all references to the Real Assets Portfolio and related disclosures in the Statement of Additional Information are removed. For more information on the Multi-Asset Real Return Portfolio, please refer to the statement of additional information for Multi-Asset Real Return Portfolio dated August 31, 2021, as may be supplemented from time to time. To obtain the Multi-Asset Real Return Portfolio's current statement of additional information, please contact your financial intermediary, call 1-800-548-7786 or visit www.morganstanley.com/im.

Please retain this supplement for future reference.